Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (11,977,065)	$ (4,862,683)
Adjustments to reconcile net loss to net cash provided by operations:
Stock-based compensation for services and warrant modification	1,179,932	258,667
Stock-based compensation to employees and directors	7,826,779	24,327
Loss on conversion of bridge notes and accrued interest	744,505	495,320
Loss on conversion of debentures and accrued expenses to common stock	390,069	68,373
Loss on conversion of accrued salary and bonus, director fees, and promissory notes with related parties		271,210
Change in fair value of convertible bridge notes		3,170,236
Amortization of debt issuance costs		1,250
Paid-in-kind interest – convertible bridge notes	35,983	484,031
Gain on forgiveness or assumption of promissory notes and accrued expenses		(1,032,160)
Gain on forgiveness of Paycheck Protection Program	(142,942)
Changes in operating assets and liabilities
Increase in prepaid expenses and other current assets	122,118	5,231
Increase in accounts payable and accrued expenses	283,660	174,690
Increase accrued payroll and related expenses	47,394	152,657
Deferred offering costs	(35,000)
Increase in accrued interest		50,803
Increase in accrued interest – related party		5,611
Net cash used in operating activities	(1,768,803)	(742,899)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes– related parties		338,373
Repayments on promissory notes– related parties	(33,492)	(1,590)
Proceeds from promissory notes– unrelated parties		171,000
Proceeds from convertible notes payable	605,000
Proceeds from conversion of warrants	467,857
Proceeds from issuance of preferred stock– Series B	2,221,000	100,000
Proceeds from Paycheck Protection Program		142,942
Net cash provided by financing activities	3,260,365	750,725
NET INCREASE IN CASH	1,491,562	7,826
CASH – Beginning of year	8,304	478
CASH – End of year	1,499,866	8,304
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Payment of interest in cash
Payment of income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrual of contractual dividends on Series A convertible preferred stock	29,538	35,440
Accrual of contractual dividends on Series B convertible preferred stock	$ 153,343
Fair value allocation of warrants issued with debt	72,600
Deemed dividend on warrant modifications	$ 850,214
Deemed dividend on conversion of Series A	542,500
Conversion of convertible Bridge Notes and accrued interest to 165,692 and 285,452 shares of common stock, respectively	3,633,983	2,531,438
Conversion of debentures and accrued expenses to common stock	125,000	48,811
Conversion of accrued salary and bonus, director fees, and notes payable with related parties to common stock		464,526
Conversion of notes payable to Series B Preferred Stock		156,000
Conversion of Series A preferred stock to common stock	120,000
Conversion of notes payable with related parties to Series B preferred stock and warrants	$ 23,000